Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Taxes at federal statutory rate			$ (8,237)	$ (3,745)
Taxes at federal statutory rate, percent			21.00%	21.00%
State income tax, net of federal benefit				$ 710
State income tax, net of federal benefit, percent			0.00%	(4.00%)
Change in valuation allowance			$ 2,531	$ 1,719
Change in valuation allowance, percent			(6.50%)	(9.70%)
Foreign Rate Differential			$ 2,155	$ 244
Foreign rate differential, rate			(5.50%)	(1.40%)
Non-deductible loss on stock issuance			$ 1,470
Non-deductible loss on stock issuance, percent			(3.70%)	0.00%
Convertible debt			$ 480	$ 268
Convertible debt, percent			(1.20%)	(1.50%)
Other permanent items			$ 129	$ 84
Other permanent items, percent			(0.30%)	(0.50%)
Total provision (benefit) for income taxes
Total provision (benefit) for income taxes, percent	0.00%	0.00%	0.00%	0.00%
UNITED KINGDOM
Effective Income Tax Rate Reconciliation [Line Items]
NOL adjustment			$ 147
NOL adjustment, percent			(0.40%)	0.00%
Change in valuation allowance			$ 1,525	$ 931
Change in valuation allowance, percent			(3.90%)	(5.20%)
Other			$ (276)	$ (135)
Other, percent			0.70%	0.80%
Other			$ 276	$ 135
Income Tax Jurisdiction, Foreign [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Other			$ (76)	$ 76
Other, percent			(0.20%)	0.40%
Other			$ 76	$ (76)
State Re-Rate
State re-rate, percent			0.00%	0.00%